FINANCIAL ASSETS AND LIABILITIES - Bunker Derivatives (Details) - t	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Bunker derivatives [Member]
Derivative [Line Items]
Outstanding amount	14,000	36,000